Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–103.43%
Alabama–1.51%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	$ 1,350	$ 1,392,565
Fairfield (City of), AL; Series 2012, GO Wts.	6.00%	06/01/2031	3,585	2,868,000
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB(a)	5.50%	01/01/2028	90	57,625
Series 2014, RB	3.50%	07/01/2026	5,023	2,410,793
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.00%	08/01/2025	1,400	1,430,954
Series 2016 A, RB	5.25%	08/01/2030	200	205,156
Southeast Alabama Gas Supply District (The) (No. 1); Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(b)(c)	1.00%	04/01/2024	750	748,972
Talladega (County of), AL; Series 2002 D, TAC (INS - NATL)(d)	5.25%	01/01/2029	25	25,096
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	4.50%	05/01/2032	9,000	9,997,110
				19,136,271
Alaska–0.02%
Northern Tobacco Securitization Corp.; Series 2006 A, RB	4.63%	06/01/2023	220	220,092
American Samoa–0.09%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.25%	09/01/2029	1,000	1,162,040
Arizona–4.00%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB	5.00%	07/01/2030	495	600,420
Series 2017 A, Ref. RB	5.00%	07/01/2031	515	621,950
Series 2017 A, Ref. RB	5.00%	07/01/2032	545	654,818
Series 2017 A, Ref. RB	5.00%	07/01/2033	575	687,004
Series 2017 A, Ref. RB	5.00%	07/01/2034	600	716,262
Arizona (State of) Industrial Development Authority (ACCEL Schools); Series 2018 A, RB(e)	5.00%	08/01/2033	1,955	2,104,225
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(e)	5.00%	07/01/2022	1,025	1,057,769
Series 2017, Ref. RB(e)	6.00%	07/01/2037	3,440	4,099,586
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(e)	5.00%	07/01/2026	500	549,595
Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa & Red Rock Campus); Series 2019, RB(e)	4.88%	07/15/2021	120	120,172
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2034	1,875	1,810,313
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence);
Series 2017 A, Ref. RB(e)	4.38%	07/01/2029	1,000	1,026,210
Series 2017 A, Ref. RB(e)	5.00%	07/01/2032	500	517,015
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(e)	4.50%	07/01/2029	765	800,167
Series 2019, RB(e)	5.00%	07/01/2039	2,135	2,237,864
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(e)	5.00%	06/01/2031	3,505	3,520,632
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(e)	4.75%	12/15/2028	770	850,288
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.00%	07/15/2028	1,000	1,114,880
Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus);
Series 2019 A, IDR(e)	5.00%	12/15/2039	400	432,240
Series 2019 A, IDR(e)	5.00%	12/15/2049	700	747,908
City of Phoenix Civic Improvement Corp.; Series 2019 B, RB(f)	4.00%	07/01/2038	1,750	1,982,225
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix);
Series 2018 A, Ref. RB	3.60%	07/01/2023	445	447,821
Series 2018 A, Ref. RB	5.00%	07/01/2038	320	334,576
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Greater Arizona Development Authority; Series 2007 A, RB (INS - NATL)(d)	4.38%	08/01/2032	$ 10	$ 10,028
Phoenix (City of), AZ Industrial Development Authority (Basis Schools); Series 2016 A, Ref. RB(e)	5.00%	07/01/2035	1,000	1,092,590
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.63%	09/01/2042	2,850	2,941,798
Phoenix (City of), AZ Industrial Development Authority (Leman Academy of Excellence - Oro Valley);
Series 2019 A, RB(e)	5.00%	07/01/2034	250	257,998
Series 2019 A, RB(e)	5.00%	07/01/2039	205	210,761
Series 2019 B, RB(e)	5.50%	07/01/2024	155	154,777
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(e)	4.60%	06/15/2025	315	328,690
Series 2015, Ref. RB(e)	5.38%	06/15/2035	1,000	1,078,000
Series 2019, Ref. RB(e)	5.00%	06/15/2034	730	774,610
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	7,700	7,939,239
Pima (County of), AZ Industrial Development Authority (Career Success Schools); Series 2020, Ref. RB(e)	4.75%	05/01/2030	2,295	2,387,511
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.00%	09/01/2026	330	346,602
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	4.13%	07/01/2026	1,225	1,245,568
Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools);
Series 2019, RB(e)	5.00%	07/01/2029	300	323,256
Series 2019, RB(e)	5.00%	07/01/2034	400	422,068
Series 2019, RB(e)	5.00%	07/01/2039	500	522,225
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	225	226,253
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(e)	6.13%	10/01/2052	300	310,701
Series 2017 B, RB(e)	4.00%	10/01/2023	3,290	3,279,406
				50,886,021
Arkansas–0.00%
Arkansas (State of) Development Finance Authority; Series 2000 B, RB (INS - AMBAC)(d)(f)	5.80%	12/01/2020	40	40,000
California–7.44%
Atwater (City of), CA;
Series 2017 A, Ref. RB (INS - AGM)(d)	5.00%	05/01/2030	590	741,311
Series 2017 A, Ref. RB (INS - AGM)(d)	5.00%	05/01/2033	700	861,595
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	4.00%	06/01/2034	600	727,584
Series 2020 A, Ref. RB	4.00%	06/01/2035	450	541,291
Series 2020 A, Ref. RB	4.00%	06/01/2036	375	447,446
California (State of);
Series 1996, GO Bonds (INS - FGIC)(d)	5.38%	06/01/2026	2,360	2,420,794
Series 2020-XM0848, Ctfs.(g)	3.00%	03/01/2046	2,500	2,688,925
Series 2020-XM0849, Ctfs.(g)	4.00%	03/01/2046	2,500	3,007,475
California (State of) Community Housing Agency (Excelsior Charter Schools); Series 2020 A, RB(e)	5.00%	06/15/2040	1,060	1,132,356
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	135	135,159
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	2,215	2,217,636
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(e)	5.00%	06/01/2028	430	479,854
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(f)	4.00%	07/15/2029	11,000	11,519,970
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/25/2017; Cost $707,500)(a)(e)(f)(h)	7.00%	12/01/2027	710	355,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(a)(e)(f)	7.50%	07/01/2032	4,950	3,217,500
Series 2020, RB(e)(f)	7.50%	07/01/2032	1,000	900,030
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 B, RB(e)	5.00%	07/01/2026	250	247,480
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,000	1,033,000
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (TEACH Public Schools);
Series 2019 A, RB(e)	5.00%	06/01/2029	$ 285	$ 314,905
Series 2019 A, RB(e)	5.00%	06/01/2039	740	795,456
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(e)	5.00%	06/01/2022	205	206,423
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,000	1,038,490
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(e)	4.00%	06/01/2021	140	140,976
Series 2016, Ref. RB(e)	4.00%	06/01/2026	500	530,110
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(e)	5.00%	07/01/2029	900	907,569
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2002 B, RB	5.63%	05/01/2029	50	50,195
El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.00%	11/01/2021	730	746,732
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB	5.30%	06/01/2037	20,000	20,740,000
Series 2017 A-1, Ref. RB	5.00%	06/01/2028	1,825	2,274,005
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	145	179,134
Series 2018 A-1, Ref. RB	3.50%	06/01/2036	3,875	3,947,230
Huntington Park (City of), CA Public Financing Authority; Series 2004 A, Ref. RB (INS - AGM)(d)	5.00%	09/01/2022	1,880	1,887,238
Irvine Unified School District (Community Facilities District No. 09-1); Series 2017 B, RB	5.00%	09/01/2033	225	273,708
Maywood (City of), CA Public Financing Authority (Infrastructure Refinancing); Series 2008 A, Ref. RB	7.00%	09/01/2028	140	140,088
North City (City of), CA West School Facilities Financing Authority; Series 2012 A, RB (INS - AGM)(d)	5.00%	09/01/2026	605	651,785
Northern California Energy Authority; Series 2018 A, RB(b)	4.00%	07/01/2024	10,000	11,168,400
Northern Inyo (County of), CA Local Hospital District; Series 2010, RB	6.00%	12/01/2021	60	60,161
Redding (City of), CA Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, Ref. RB (INS - NATL)(d)	5.00%	09/01/2022	2,000	2,006,920
Riverside (County of), CA Redevelopment Successor Agency (Interstate 215 Corridor Redevelopment); Series 2011 E, RB(i)	6.50%	12/01/2021	30	31,729
Sacramento (County of), CA (Juvenile Courthouse); Series 2003, COP (INS - AMBAC)(d)	5.00%	12/01/2034	5,405	5,421,810
San Bernardino (City of), CA Joint Powers Financing Authority;
Series 2005 A, Ref. RB (INS - AGM)(d)	5.75%	10/01/2021	1,000	1,041,910
Series 2005 A, Ref. RB (INS - AGM)(d)	5.75%	10/01/2022	125	136,797
Series 2005 B, Ref. RB (INS - AGM)(d)	5.75%	10/01/2021	225	234,430
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2033	1,195	1,572,022
Vacaville Unified School District; Series 2020 D, GO Bonds	4.00%	08/01/2045	1,850	2,170,013
West Covina (City of), CA Public Financing Authority (Big League Dreams); Series 2006 A, RB	5.00%	06/01/2030	3,200	3,209,888
				94,552,530
Colorado–3.82%
3rd and Havana Metropolitan District; Series 2020 A, GO Bonds	4.50%	12/01/2030	2,490	2,537,883
Amber Creak Metropolitan District; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2037	750	774,938
Arista Metroplitan District;
Series 2018 A, Ref. GO Bonds	4.38%	12/01/2028	1,000	1,061,200
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,316,248
Arkansas (State of) River Power Authority; Series 2006, RB(i)	5.88%	10/01/2021	350	365,960
Centerra Metropolitan District No. 1; Series 2020 A, Ref. GO Bonds	4.00%	12/01/2029	1,115	1,134,111
Clear Creek Station Metropolitan District No. 2; Series 2017 A, Ref. GO Bonds	4.38%	12/01/2032	778	801,332
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community);
Series 2017 A, Ref. RB	5.00%	05/15/2025	525	577,652
Series 2017 A, Ref. RB	5.00%	05/15/2026	475	532,090
Colorado (State of) Health Facilities Authority (Ralston Creek at Arvada); Series 2017 B, RB	4.00%	11/01/2027	4,100	4,108,118
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(e)	5.00%	12/01/2025	150	152,202
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	545	502,021
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	$ 1,500	$ 1,505,685
Series 2010, RB	6.00%	01/15/2034	4,000	4,013,520
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	1,000	1,063,200
Colorado International Center Metropolitan District No. 14; Series 2018, Ref. GO Bonds	5.63%	12/01/2032	1,000	1,069,460
Copper Ridge Metropolitan District; Series 2019, RB	4.00%	12/01/2029	3,300	3,166,911
Copperleaf Metropolitan District No. 2; Series 2015, Ref. GO Bonds	5.25%	12/01/2030	500	515,000
Denver (City & County of), CO;
Series 1992 C, RB(f)(i)	6.13%	11/15/2025	265	276,435
Series 2018 A, RB(f)(g)	5.00%	12/01/2029	1,500	1,906,950
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(f)	5.00%	10/01/2032	1,500	1,549,470
Denver (City & County of), CO Health & Hospital Authority (550 Acoma, Inc.);
Series 2018, COP	5.00%	12/01/2028	310	383,684
Series 2018, COP	5.00%	12/01/2029	500	616,500
Series 2018, COP	5.00%	12/01/2030	350	429,671
Series 2018, COP	5.00%	12/01/2031	375	458,254
Series 2018, COP	5.00%	12/01/2032	455	552,739
Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2038	1,374	1,453,774
Frisco (Town of), CO (Marina Enterprise); Series 2019, RB	5.00%	12/01/2036	600	663,330
Godding Hollow Metropolitan District (In The Town of Frederick); Series 2018, GO Bonds	6.50%	12/01/2034	478	499,414
Grandby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(e)	4.88%	12/01/2028	850	877,242
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	1,500	1,644,555
Kinston Metropolitan District No. 5; Series 2020 A, GO Bonds	4.63%	12/01/2035	1,000	1,016,040
Mirabelle Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2039	700	729,428
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.13%	12/01/2031	1,500	1,565,535
Nine Mile Metropolitan District; Series 2020, RB	4.63%	12/01/2030	2,265	2,313,063
North Park Metropolitan District No. 1; Seires 2018 A-2, RB	5.13%	12/01/2028	1,500	1,600,005
Plaza Metropolitan District No. 1; Series 2013, Ref. RB(e)	5.00%	12/01/2040	1,465	1,498,812
Solaris Metropolitan District No. 3; Series 2016 A, Ref. GO Bonds	5.00%	12/01/2036	1,000	1,039,720
Southlands Metropolitan District No. 1; Series 2017 A-1, Ref. GO Bonds	5.00%	12/01/2037	500	543,645
Thompson Crossing Metropolitan District No. 4; Series 2019, Ref. GO Bonds	3.50%	12/01/2029	515	521,762
Vauxmont Metropolitan District; Series 2019, Ref. GO Bonds (INS - AGM)(d)	3.25%	12/15/2050	1,000	1,076,330
Villages at Castle Rock Metropolitan District No. 6 (Cobblestone Ranch); Series 2007, GO Bonds(j)	0.00%	12/01/2037	507	160,511
				48,574,400
Connecticut–0.33%
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2030	3,890	4,128,613
Delaware–0.22%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(e)	5.00%	07/01/2028	2,627	2,766,835
District of Columbia–4.05%
District of Columbia (Howard University); Series 2011 A, RB(b)(i)	6.25%	04/01/2021	100	101,998
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	4.13%	07/01/2027	1,365	1,358,352
Series 2017 A, RB	5.00%	07/01/2032	1,500	1,526,010
District of Columbia (Mandarin Oriental Hotel); Series 2002, RB (INS - AGM)(d)	5.25%	07/01/2022	100	100,405
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.50%	05/15/2033	20,950	23,164,415
Series 2001, RB	6.75%	05/15/2040	24,435	25,185,888
				51,437,068
Florida–5.08%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB	6.00%	11/15/2029	1,000	1,002,050
Series 2014, RB	6.00%	11/15/2034	1,500	1,504,635
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2011 A, RB	7.50%	11/15/2021	100	100,521
Series 2011 A, RB	8.00%	11/15/2031	900	903,033
Amelia Concourse Community Development District; Series 2019 B-1, RB	5.25%	05/01/2029	1,920	2,092,838
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Broward (County of), FL Housing Finance Authority (Golden Villas); Series 2008 B, RB(b)(f)	6.75%	04/01/2025	$ 45	$ 45,197
Broward (County of), FL Housing Finance Authority (Heron Pointe Apartments);
Series 1997 A, RB(f)	5.65%	11/01/2022	10	10,039
Series 1997 A, RB(f)	5.70%	11/01/2029	20	20,088
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(e)	5.88%	07/01/2040	250	251,427
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.); Series 2017, RB(e)	5.38%	08/01/2032	1,000	861,050
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(e)	5.00%	12/15/2035	1,085	1,180,437
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 B, RB	4.00%	07/01/2028	750	422,527
Series 2018 B, RB	4.25%	07/01/2033	625	349,431
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2027	1,000	1,048,280
Capital Trust Agency, Inc. (University Bridge LLC Student Housing); Series 2018 A, RB(e)	4.00%	12/01/2028	2,200	2,197,008
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(e)	4.00%	10/15/2029	1,810	1,898,599
Celebration Community Development District; Series 2002 A, RB (INS - NATL)(d)	5.00%	05/01/2022	25	25,041
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2019, RB(e)(f)	5.00%	10/01/2029	1,000	1,130,270
Florida (State of) Higher Educational Facilities Financial Authority (Nova Southeastern University); Series 2012, Ref. RB(i)	5.00%	04/01/2022	1,000	1,061,950
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2020 C, Ref. RB(e)	4.00%	09/15/2030	470	495,103
Series 2020 C, Ref. RB(e)	5.00%	09/15/2040	400	433,428
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail); Series 2019 A, Ref. RB(b)(e)(f)	6.38%	01/01/2026	1,500	1,323,345
Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	2,440	2,574,078
Jacksonville (City of), FL Economic Development Commission (Metropolitan Parking Solutions);
Series 2005 A, RB (INS - ACA)(d)(f)	5.88%	06/01/2025	6,020	6,042,936
Series 2005 A, RB (INS - ACA)(d)(f)	5.88%	06/01/2031	3,060	3,070,832
Series 2005, RB (INS - ACA)(d)(f)	5.75%	10/01/2024	4,680	4,697,878
Series 2005, RB (INS - ACA)(d)(f)	5.50%	10/01/2030	3,665	3,676,948
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2030	4,000	4,352,160
Series 2020 B-3, Ref. RB	3.38%	08/15/2026	2,500	2,507,975
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.00%	07/15/2028	600	638,844
Series 2018 A, RB(e)	5.38%	07/15/2038	1,300	1,337,960
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB(i)	4.75%	10/01/2022	135	142,661
Miami-Dade (County of), FL (Miami International Airport); Series 2010 A, Ref. RB	5.25%	10/01/2023	1,000	1,003,550
Orlando (City of), FL Community Redevelopment Agency (Conroy Road District);
Series 2012, Ref. RB	5.00%	04/01/2022	1,520	1,597,034
Series 2012, Ref. RB	5.00%	04/01/2023	1,095	1,149,181
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.); Series 2016, Ref. RB	5.00%	11/15/2032	3,000	3,500,850
Palm Beach (County of), FL Health Facilities Authority (Harbour’s Edge); Series 2004 A, RB	6.00%	11/15/2024	20	20,061
Pembroke Harbor Community Development District; Series 2008 A, RB	7.00%	05/01/2038	1,150	1,156,003
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2029	2,000	2,228,420
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates);
Series 2019, Ref. IDR	5.00%	01/01/2029	1,225	1,351,959
Series 2019, Ref. IDR	5.00%	01/01/2039	1,750	1,873,655
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(e)(f)	5.88%	01/01/2033	3,000	3,094,860
Santa Rosa (City of), FL Bay Bridge Authority; Series 1996 C, RB (INS - ACA)(d)	6.25%	07/01/2028	191	191,201
				64,565,343
Georgia–2.00%
Albany (City of) & Dougherty (Country of), GA Payroll Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(f)	5.30%	05/15/2026	810	812,835
Burke (County of), GA Development Authority (Oglethorpe Power Corp.); Series 2017 E, RB(b)	3.25%	02/03/2025	3,000	3,257,820
DeKalb (County of), GA Housing Authority (Baptist Retirement Communities of Georgia, Inc. & Clairmont Crest, Inc.); Series 2019 A, Ref. RB(e)	4.25%	01/01/2029	1,400	1,266,566
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Floyd (County of), GA Development Authority (The Spires at Berry College); Series 2018 A, RB	5.50%	12/01/2028	$ 1,900	$ 1,842,696
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2034	2,185	2,713,857
Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(d)	5.00%	12/01/2023	10	10,038
Georgia State Environmental Loan Acquisition Corp.; Series 2011, RB(b)(i)	5.13%	03/15/2021	4,175	4,234,410
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(e)	5.00%	06/15/2027	500	520,040
Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(e)	5.00%	11/01/2023	2,280	2,372,614
Series 2017 A, Ref. RB(e)	5.00%	11/01/2037	2,000	2,105,340
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	5.75%	12/01/2028	2,630	2,588,709
Series 2018, RB	5.50%	12/01/2028	1,125	1,092,454
Private Colleges & Universities Authority (Mercer University); Series 2012 C, Ref. RB	5.25%	10/01/2027	1,600	1,691,728
Randolph (County of), GA; Series 2012 A, GO Bonds	5.00%	04/01/2022	850	882,258
				25,391,365
Guam–0.71%
Guam (Territory of); Series 2019, GO Bonds(f)	5.00%	11/15/2031	2,525	2,738,716
Guam (Territory of) Department of Education (John F. Kennedy);
Series 2020, Ref. COP	4.25%	02/01/2030	1,500	1,540,905
Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,872,320
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,845,345
				8,997,286
Idaho–0.11%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	4.00%	11/15/2027	1,105	1,076,347
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2018 A, RB(e)	4.63%	07/01/2029	185	196,831
Power County Industrial Development Corp. (FMC Corp.); Series 1999, RB(f)	6.45%	08/01/2032	130	130,655
				1,403,833
Illinois–9.89%
Aurora (City of), IL (East River Area TIF No. 6); Series 2018 A, Ref. RB	5.00%	12/30/2027	1,150	1,178,531
Aurora (City of), IL (River City TIF No. 3); Series 2018 B, Ref. RB	4.50%	12/30/2023	1,230	1,242,423
Bartlett (Village of), IL (Quarry Redevelopment); Series 2016, Ref. RB	4.00%	01/01/2024	1,060	1,054,202
Berwyn (City of), IL; Series 2020, RB(e)	4.00%	12/01/2028	1,610	1,631,526
Bradley (Village of), IL (Bradley Commons);
Series 2018 A, Ref. RB	5.00%	01/01/2023	425	439,837
Series 2018 A, Ref. RB	5.00%	01/01/2024	455	475,702
Series 2018 A, Ref. RB	5.00%	01/01/2025	485	510,540
Series 2018 A, Ref. RB	5.00%	01/01/2026	505	536,583
Series 2018 A, Ref. RB	5.00%	01/01/2027	530	566,899
Centerpoint Intermodal Center Program Trust; Series 2004 A, RB(b)(e)	4.00%	12/15/2022	1,385	1,394,612
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	5.63%	01/01/2029	1,000	1,126,650
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	1,500	1,671,750
Chicago (City of), IL (Hearts United Apartments); Series 1999 A, RB (CEP - GNMA)(f)	5.60%	01/01/2041	70	70,416
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(d)(j)	0.00%	12/01/2025	1,000	888,060
Series 2011 A, GO Bonds	5.00%	12/01/2041	205	206,886
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,090,290
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	2,000	2,147,380
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2026	2,000	2,228,960
Chicago (State of) Board of Education;
Series 2019 A, Ref. GO Bonds(j)	0.00%	12/01/2025	1,000	871,140
Series 2019 A, Ref. GO Bonds(j)	0.00%	12/01/2026	1,000	839,170
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago O’Hare International Airport;
Series 2017 D, RB	5.25%	01/01/2029	$ 1,500	$ 1,877,685
Series 2017 D, RB	5.25%	01/01/2030	3,000	3,722,850
Series 2017 G, RB(f)	5.25%	01/01/2028	250	307,885
Series 2017 G, RB(f)	5.25%	01/01/2029	350	428,166
Series 2017 G, RB(f)	5.25%	01/01/2030	400	486,148
Series 2017 G, RB(f)	5.25%	01/01/2031	350	423,689
Cicero (Town of), IL;
Series 2012, Ref. GO Bonds	5.00%	12/01/2023	1,295	1,411,213
Series 2012, Ref. GO Bonds	5.00%	12/01/2024	1,005	1,094,556
Series 2012, Ref. GO Bonds	5.00%	12/01/2025	725	789,300
Cook (County of), IL; Series 2018, RB(g)	5.25%	11/15/2036	2,250	2,750,490
East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB	5.25%	12/01/2022	550	551,001
Hillside (Village of), IL (Mannheim Redevelopment);
Series 2018, Ref. RB	5.00%	01/01/2024	1,220	1,248,951
Series 2018, Ref. RB	5.00%	01/01/2030	2,195	2,275,183
Illinois (State of);
First Series 2001, GO Bonds (INS - NATL)(d)(g)(k)	6.00%	11/01/2026	3,500	4,150,440
Series 2013, GO Bonds	5.50%	07/01/2033	1,500	1,578,675
Series 2014, GO Bonds	5.00%	05/01/2021	860	872,651
Series 2017 D, GO Bonds	5.00%	11/01/2022	5,000	5,193,000
Series 2017 D, GO Bonds	5.00%	11/01/2023	6,500	6,862,895
Series 2017 D, GO Bonds(g)(k)	5.00%	11/01/2023	2,250	2,375,618
Series 2017 D, GO Bonds	5.00%	11/01/2025	4,000	4,347,640
Series 2018 A, GO Bonds(g)(k)	6.00%	05/01/2025	2,500	2,825,700
Series 2020, GO Bonds	5.38%	05/01/2023	1,000	1,071,030
Series 2020, GO Bonds	5.50%	05/01/2030	2,000	2,333,220
Illinois (State of) Finance Authority; Series 2007, RB	5.40%	04/01/2027	140	140,116
Illinois (State of) Finance Authority (Benedictine University);
Series 2013 A, Ref. RB	6.00%	10/01/2028	2,000	2,004,440
Series 2017, Ref. RB	5.00%	10/01/2030	1,000	1,071,820
Series 2017, Ref. RB	5.00%	10/01/2033	1,000	1,057,580
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(f)	8.00%	06/01/2032	11,805	11,811,847
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(e)	5.25%	12/01/2025	400	425,100
Illinois (State of) Finance Authority (Lake Forest College); Series 2012 A, RB	5.00%	10/01/2022	205	210,832
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2027	2,065	2,271,004
Illinois (State of) Finance Authority (Mercy Health System); Series 2016, Ref. RB	5.00%	12/01/2026	2,700	3,256,173
Illinois (State of) Finance Authority (Montgomery Place); Series 2017, Ref. RB	5.00%	05/15/2024	1,115	1,149,320
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(b)(e)	4.75%	08/01/2030	4,500	4,680,180
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 A, RB (Acquired 04/25/2016-09/27/2016; Cost $686,477)(h)	6.20%	05/15/2030	685	582,250
Series 2016 A, RB (Acquired 11/29/2018; Cost $282,030)(h)	6.33%	05/15/2048	336	285,388
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(i)	5.25%	08/15/2023	455	486,072
Illinois (State of) Finance Authority (Plymouth Place); Series 2015, Ref. RB	5.00%	05/15/2025	250	261,618
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	2,000	2,000,520
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2027	425	495,728
Series 2017, Ref. RB	5.00%	08/01/2028	500	578,900
Series 2017, Ref. RB	5.00%	08/01/2029	325	373,357
Series 2017, Ref. RB	5.00%	08/01/2030	380	434,085
Series 2017, Ref. RB	5.00%	08/01/2031	375	426,739
Series 2017, Ref. RB	5.00%	08/01/2033	470	530,696
Illinois (State of) Finance Authority (Three Crowns Park); Series 2017, Ref. RB	4.00%	02/15/2027	1,795	1,711,227
Illinois (State of) Housing Development Authority (Lifelink Developments); Series 2006, RB (CEP - GNMA)(f)	4.70%	10/20/2026	655	656,991
Illinois (State of) Medical District Commission;
Series 2002, COP (INS - NATL)(d)	5.13%	06/01/2026	50	50,134
Series 2002, COP (INS - NATL)(d)	5.25%	06/01/2032	140	140,323
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Sports Facilities Authority (The); Series 2019, Ref. RB (INS - BAM)(d)	5.00%	06/15/2029	$ 1,000	$ 1,269,950
Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	304	309,183
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	4.25%	01/01/2029	1,000	985,180
Quad Cities Regional Economic Development Authority (Augustana College);
Series 2012, Ref. RB	5.00%	10/01/2023	295	310,656
Series 2012, Ref. RB	5.00%	10/01/2024	275	289,242
Series 2012, Ref. RB	5.00%	10/01/2025	445	467,579
Series 2012, Ref. RB	5.00%	10/01/2026	400	419,488
Series 2012, Ref. RB	5.00%	10/01/2027	450	470,884
Regional Transportation Authority; Series 2018 B, RB(g)	5.00%	06/01/2030	3,000	3,883,710
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB	5.00%	01/01/2032	5,000	5,999,750
St. Clair County School District No. 189 (East St. Louis);
Series 2011, GO Bonds	5.25%	01/01/2021	1,000	1,002,030
Series 2011, GO Bonds	5.38%	01/01/2022	1,000	1,001,470
Series 2011, GO Bonds	5.50%	01/01/2023	1,540	1,542,325
Yorkville (United City of), IL (United City Special Services Area); Series 2013, Ref. RB	4.60%	03/01/2025	1,480	1,484,292
				125,677,722
Indiana–1.49%
Carmel (City of), IN (Barrington Carmel); Series 2012 A, RB(a)	7.00%	11/15/2027	372	3,715
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	4.80%	01/01/2028	400	402,124
Indiana (State of) Finance Authority (Butler University); Series 2012 A, Ref. RB	5.00%	02/01/2022	500	524,575
Indiana (State of) Finance Authority (Deaconess Health System); Series 2011 A, Ref. RB(b)	6.00%	03/01/2021	7,220	7,313,860
Indiana (State of) Finance Authority (Irvington Community School); Series 2018 A, Ref. RB(e)	5.50%	07/01/2028	960	1,006,589
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 B, RB	3.00%	11/01/2030	2,000	2,065,780
Series 2012 C, RB	3.00%	11/01/2030	2,000	2,065,780
Lake County 2000 Building Corp.; Series 2012, RB	5.00%	02/01/2024	4,800	4,952,592
Mishawaka (City of), IN; Series 2017, RB(e)	5.10%	01/01/2032	615	616,679
				18,951,694
Iowa–0.75%
Ackley (City of), IA (Grand Jivante); Series 2018 A, RB	4.50%	08/01/2033	600	595,962
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	4.30%	10/01/2028	660	647,915
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,000	1,087,420
Series 2013, RB(e)	5.88%	12/01/2026	2,460	2,538,622
Series 2013, Ref. RB(b)	5.25%	12/01/2033	1,540	1,648,970
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	4.13%	05/15/2038	1,250	1,286,013
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.);
Series 2018, RB	4.45%	08/01/2028	625	647,050
Series 2018, RB	5.00%	08/01/2033	500	521,055
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, RB	5.60%	06/01/2034	500	507,480
				9,480,487
Kansas–0.85%
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2027	1,440	1,582,992
Pittsburg (City of), KS (North Broadway - Pittsburg Town Center); Series 2006, RB	4.80%	04/01/2027	355	289,392
Wichita (City of), KS (Kansas Masonic Home);
Series 2016 II-A, RB	4.25%	12/01/2024	500	495,115
Series 2016 II-A, RB	5.00%	12/01/2031	1,800	1,800,918
Series 2016 II-A, RB	5.25%	12/01/2036	1,000	1,007,150
Wichita (City of), KS (Larksfield Place); Series 2013 III, Ref. RB	7.13%	12/15/2036	1,000	1,070,470
Wichita (City of), KS (Presbyterian Manors Obligated Group); Series 2019, Ref. RB	4.00%	05/15/2023	655	660,627
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2028	$ 935	$ 995,962
Series 2018 I, Ref. RB	5.00%	05/15/2033	500	518,555
Series 2019, Ref. RB	5.00%	05/15/2026	1,110	1,173,348
Series 2019, Ref. RB	5.00%	05/15/2027	1,165	1,236,787
				10,831,316
Kentucky–0.43%
Ashland Kentucky (Ashland Hospital Corp. d/b/a King’s Daughters Medical Center); Series 2016 A, Ref. RB	5.00%	02/01/2029	1,000	1,137,320
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026	790	868,707
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2021	265	266,691
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2032	1,000	1,094,930
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.00%	11/15/2025	600	598,164
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2020 A, RB	4.00%	10/01/2040	1,300	1,504,061
				5,469,873
Louisiana–2.00%
Calcasieu Parish Industrial Development Board, Inc. (Citgo Petroleum Corp.); Series 1993, RB(f)	6.00%	07/01/2023	70	70,113
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston Parish Gomesha) (Green Bonds); Series 2018, Ref. RB(e)	5.38%	11/01/2038	2,000	2,196,280
Louisiana (State of) Local Government Environmental Facilities and Community Development Authority (Vermilion (Parish of), LA Gomesa) (Green Bonds); Series 2019, RB(e)	4.63%	11/01/2038	2,080	2,205,029
Louisiana Housing Corp.; Series 2009 A, RB	7.25%	09/01/2039	360	333,968
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2034	540	669,973
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2036	1,115	1,372,431
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2037	755	926,332
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2038	475	581,011
Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2032	1,000	1,249,530
Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2033	715	889,281
Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2034	515	638,528
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2011, RB(b)(e)	5.85%	06/01/2025	4,000	4,405,520
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(b)	2.10%	07/01/2024	1,000	1,017,680
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030	5,155	5,169,383
Series 2013 A, Ref. RB	5.25%	05/15/2035	3,410	3,714,206
				25,439,265
Maine–0.13%
Maine (State of) Finance Authority (Supplemental Education Loan Program);
Series 2017 A-1, RB (INS - AGC)(d)(f)	5.00%	12/01/2022	500	537,800
Series 2017 A-1, RB (INS - AGC)(d)(f)	5.00%	12/01/2023	100	111,046
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	7.50%	07/01/2032	1,000	1,026,640
				1,675,486
Maryland–0.48%
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2026	2,160	1,976,724
Series 2017, Ref. RB	5.00%	09/01/2027	1,100	1,008,546
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	4.00%	09/01/2027	425	444,580
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(e)	4.00%	02/15/2028	500	520,815
Howard (County of), MD (Vantage House Facility);
Series 2016, Ref. RB	5.00%	04/01/2021	85	85,400
Series 2017, Ref. RB	5.00%	04/01/2021	132	132,622
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy); Series 2017 A, RB(e)	5.00%	07/01/2027	$ 400	$ 438,224
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Medical Institutions Parking Facilities); Series 1996, Ref. RB (INS - AMBAC)(d)	5.50%	07/01/2026	60	60,122
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB(e)(f)	4.00%	07/01/2024	1,360	1,416,576
				6,083,609
Massachusetts–0.61%
Collegiate Charter School of Lowell;
Series 2019, RB	5.00%	06/15/2029	490	540,166
Series 2019, RB	5.00%	06/15/2039	1,000	1,073,320
Lynn Housing Authority & Neighborhood Development;
Series 2018, Ref. RB	3.60%	10/01/2023	200	209,404
Series 2018, Ref. RB	3.75%	10/01/2024	250	264,175
Series 2018, Ref. RB	4.00%	10/01/2025	200	214,342
Series 2018, Ref. RB	4.00%	10/01/2026	100	107,028
Series 2018, Ref. RB	4.00%	10/01/2027	150	160,259
Series 2018, Ref. RB	4.25%	10/01/2028	320	344,029
Series 2018, Ref. RB	4.38%	10/01/2029	385	414,060
Series 2018, Ref. RB	4.50%	10/01/2030	690	743,047
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2028	675	671,578
Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(e)	5.00%	11/15/2033	1,500	1,638,645
Massachusetts (Commonwealth of) Development Finance Agency (Plantation Apartments L.P.); Series 2004 A, RB (LOC - Fleet National Bank)(f)(l)	5.00%	12/15/2024	1,325	1,328,670
				7,708,723
Michigan–1.62%
Advanced Technology Academy;
Series 2019, Ref. RB	3.88%	11/01/2029	810	815,144
Series 2019, Ref. RB	5.00%	11/01/2034	400	429,112
Detroit (City of), MI;
Series 2018, GO Bonds	5.00%	04/01/2023	1,000	1,058,840
Series 2018, GO Bonds	5.00%	04/01/2026	1,000	1,102,040
Ecorse (City of), MI; Series 2011, GO Bonds	5.80%	11/01/2026	2,035	2,123,624
Michigan (State of) Finance Authority (Cesar Chavez Academy);
Series 2019, Ref. RB	3.25%	02/01/2024	400	403,228
Series 2019, Ref. RB	4.00%	02/01/2029	700	730,709
Series 2019, Ref. RB	5.00%	02/01/2033	830	905,073
Michigan (State of) Finance Authority (Lawrence Technological University); Series 2017, Ref. RB	5.25%	02/01/2027	4,225	4,548,973
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2003 B-2, RB	6.00%	11/01/2023	30	30,140
Michigan (State of) Finance Authority (McLaren Health Care); Series 2012 A, Ref. RB	5.00%	06/01/2025	20	21,310
Michigan (State of) Finance Authority (Universal Learning Academy);
Series 2018, Ref. RB	5.00%	11/01/2023	300	310,455
Series 2018, Ref. RB	5.50%	11/01/2028	500	563,140
Series 2018, Ref. RB	6.00%	11/01/2032	500	568,330
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(f)	5.00%	12/31/2033	2,000	2,432,760
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB(f)	5.00%	12/31/2032	1,730	2,114,596
Negaunee (City of), MI; Series 2002, Ref. RB (INS - AGM)(d)	4.80%	01/01/2027	50	50,181
Summit Academy North; Series 2016, Ref. RB	4.00%	11/01/2021	550	554,268
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.); Series 2016 A, Ref. RB(e)	5.00%	07/01/2026	1,835	1,851,680
				20,613,603
Minnesota–1.30%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.00%	12/01/2033	1,250	1,210,537
Dakota (County of), MN Community Development Agency (Sanctuary at Est St. Paul); Series 2015, RB	5.75%	08/01/2030	1,130	1,116,722
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Deephaven (City of), MN (Seven Hills Preparatory Academy);
Series 2017, RB	4.38%	10/01/2027	$ 245	$ 254,753
Series 2017, RB	5.00%	10/01/2037	1,000	1,030,480
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	1,680	1,839,986
Series 2018 A, Ref. RB	5.00%	11/01/2033	1,070	1,204,338
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(e)	5.50%	07/01/2027	590	650,782
Series 2017 A, RB(e)	6.00%	07/01/2032	1,080	1,215,151
Minnetonka (City of), MN (Preserve at Shady Oak); Series 2018 C, Ref. RB	4.50%	03/01/2033	250	237,758
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2015, RB	5.00%	12/01/2021	470	478,328
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, Ref. RB (Acquired 12/26/2018; Cost $2,000,000)(b)(e)(h)	6.00%	07/01/2027	2,000	2,100,600
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(e)	5.25%	07/01/2033	140	153,768
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, RB	5.13%	10/01/2023	225	233,408
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.00%	09/01/2026	1,000	1,112,650
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.00%	10/01/2031	250	246,958
Series 2018, Ref. RB	4.13%	10/01/2033	250	247,898
St. Paul Park (City of), MN (Presbyterian Homes Bloomington);
Series 2017, Ref. RB	3.80%	09/01/2029	350	360,847
Series 2017, Ref. RB	3.90%	09/01/2030	565	582,877
Series 2017, Ref. RB	4.00%	09/01/2031	585	604,305
Series 2017, Ref. RB	4.00%	09/01/2032	400	412,200
Series 2017, Ref. RB	4.10%	09/01/2033	500	516,110
Wayzata (City of), MN (Folkstone Senior Living Co.); Series 2019, Ref. RB	5.00%	08/01/2035	100	106,409
West St. Paul (City of), MN (Walker Westwood Ridge Campus); Series 2017, Ref. RB	4.00%	11/01/2030	650	632,840
				16,549,705
Mississippi–0.14%
Mississippi (State of) Development Bank (Hospital Construction & Ref.); Series 2014, Ref. RB	5.00%	09/01/2030	720	816,293
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,000	1,009,170
				1,825,463
Missouri–2.02%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	480	470,362
Branson (City of), MO Industrial Development Authority (Branson Shoppes Redevelopment);
Series 2017 A, Ref. RB	4.00%	11/01/2025	1,440	1,468,123
Series 2017 A, Ref. RB	4.00%	11/01/2026	750	761,692
Cape Girardeau (County of), MO Industrial Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(f)	5.30%	05/15/2028	30	30,104
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(e)	4.50%	12/01/2029	1,890	1,947,872
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District);
Series 2016 A, Ref. RB(e)	4.25%	04/01/2026	410	418,610
Series 2016 A, Ref. RB(e)	5.00%	04/01/2036	2,000	2,019,420
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(e)	4.38%	02/01/2031	1,000	1,041,460
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. IDR	5.00%	05/15/2026	1,000	1,098,320
Series 2017 A, Ref. IDR	5.00%	05/15/2027	800	885,800
Series 2017, Ref. RB	5.00%	05/15/2023	1,000	1,050,810
Series 2017, Ref. RB	5.00%	05/15/2024	1,500	1,601,745
Maryland Heights (City of), MO (Westport Plaza Redevelopment);
Series 2020, RB	3.63%	11/01/2031	1,750	1,782,725
Series 2020, RB	4.13%	11/01/2038	2,500	2,548,750
Missouri (State of) Development Finance Board (Crackneck Creek); Series 2013 B, Ref. RB	4.13%	03/01/2029	75	75,161
Northpark Lane Community Improvement District; Series 2018, RB	4.50%	11/01/2036	1,315	1,322,745
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(e)	4.25%	10/01/2034	$ 1,325	$ 1,288,430
St. Louis (City of), MO (Lambert-St. Louis International Airport); Series 2012, Ref. RB(f)	5.00%	07/01/2021	1,165	1,192,517
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2025	1,000	1,113,590
Series 2018 A, RB	5.00%	09/01/2026	1,000	1,128,460
State Louis Land Clearance for Redev. Auth.; Series 2019, RB	3.88%	10/01/2035	2,570	2,378,998
				25,625,694
Nebraska–0.44%
Central Plains Energy Project (No. 4); Series 2018, RB(b)	5.00%	01/01/2024	5,000	5,634,700
Nevada–0.39%
Clark (County of), NV (Special Improvement District No. 132); Series 2012, Ref. RB	5.00%	02/01/2021	110	110,463
Director of the State of Nevada Department of Business & Industry (Somerset Academy); Series 2018 A, RB(e)	4.50%	12/15/2029	640	676,883
Las Vegas (City of), NV Special Improvement District No. 607;
Series 2013, Ref. RB	5.00%	06/01/2022	310	323,370
Series 2013, Ref. RB	5.00%	06/01/2023	295	315,485
Series 2013, Ref. RB	5.00%	06/01/2024	110	120,236
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	4.75%	12/01/2040	350	377,744
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada);
Series 2017 A, RB(e)	5.00%	07/15/2027	335	374,728
Series 2017 A, RB(e)	5.00%	07/15/2037	500	542,820
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(e)	2.75%	06/15/2028	1,000	993,930
Tahoe-Douglas Visitors Authority; Series 2020, RB	5.00%	07/01/2032	1,000	1,140,400
				4,976,059
New Hampshire–0.36%
New Hampshire (State of) Business Finance Authority; Series 2020 A, Ref. RB(b)(e)	3.63%	07/02/2040	260	260,050
New Hampshire (State of) Business Finance Authority (Green Bonds); Series 2020 B, Ref. RB(b)(e)(f)	3.75%	07/02/2040	420	420,378
New Hampshire (State of) Health and Education Facilities Authority (Hillside Village);
Series 2017 A, RB (Acquired 06/12/2017; Cost $1,585,000)(e)(h)	5.25%	07/01/2027	1,585	1,441,922
Series 2017 B, RB(e)	4.13%	07/01/2024	1,455	964,039
New Hampshire Business Finance Authority (Convanta); Series 2018 A, Ref. RB(e)(f)	4.00%	11/01/2027	1,500	1,549,725
				4,636,114
New Jersey–5.65%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(d)	5.75%	11/01/2028	180	226,823
New Jersey (State of); Series 2020 A, GO Bonds	5.00%	06/01/2029	1,500	1,914,750
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(d)(g)(k)	5.50%	09/01/2022	3,000	3,241,920
Series 2012 II, Ref. RB	5.00%	03/01/2023	1,500	1,579,515
Series 2012, Ref. RB	5.00%	06/15/2025	600	617,052
Series 2017 B, Ref. RB	5.00%	11/01/2023	1,500	1,675,350
New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.); Series 2019 A, RB(e)	5.00%	06/15/2039	825	875,688
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(f)	5.25%	09/15/2029	3,000	3,147,000
Series 2012, RB(f)	5.75%	09/15/2027	200	200,872
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(e)	5.13%	11/01/2029	215	231,897
New Jersey (State of) Economic Development Authority (Hatikvah International Academy Charter School); Series 2017 A, RB(e)	5.00%	07/01/2027	395	426,651
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(e)	4.75%	10/01/2028	1,650	1,736,460
New Jersey (State of) Economic Development Authority (New Jersey Transportation Bonds); Series 2020 A, RB	5.00%	11/01/2030	3,225	3,953,753
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	560	694,619
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2022	$ 215	$ 220,420
Series 2012 C, RB	5.00%	07/01/2032	1,385	1,422,229
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(c)	1.70%	03/01/2028	1,000	982,220
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(e)	4.25%	09/01/2027	210	220,760
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2018 B, Ref. RB(f)	5.00%	12/01/2026	1,000	1,198,430
Series 2018 B, Ref. RB(f)	5.00%	12/01/2027	1,000	1,215,300
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(j)	0.00%	12/15/2028	715	588,846
Series 2008 A, RB(j)	0.00%	12/15/2035	1,000	639,540
Series 2009 A, RB(j)	0.00%	12/15/2032	1,465	1,042,904
Series 2010 A, RB (INS - BAM)(d)(j)	0.00%	12/15/2028	4,850	4,199,421
Series 2010 A, RB(j)	0.00%	12/15/2031	1,575	1,165,421
Series 2013 AA, RB	5.25%	06/15/2031	1,150	1,245,266
Series 2018 A, Ref. RB	5.00%	12/15/2024	1,000	1,145,570
Series 2018 A, Ref. RN(g)(k)	5.00%	06/15/2029	1,000	1,161,960
Series 2018 A, Ref. RN(g)(k)	5.00%	06/15/2030	2,845	3,292,291
Series 2018 A, Ref. RN(g)(k)	5.00%	06/15/2031	4,680	5,398,240
Series 2019 BB, RB	5.00%	06/15/2044	2,000	2,311,560
Series 2019, Ref. RB	5.00%	12/15/2033	2,850	3,436,331
New Jersey Turnpike Authority; Series 2017 XF0574, Revenue Ctfs.(g)	4.00%	01/01/2035	10,000	10,817,000
Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	3.20%	06/01/2027	9,325	9,578,174
				71,804,233
New Mexico–0.17%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 C, RB	2.25%	07/01/2023	1,525	1,510,238
Santa Fe (City of), NM (El Castillo Retirement); Series 2019, RB	2.25%	05/15/2024	650	635,791
				2,146,029
New York–9.78%
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2018, Ref. RB(e)	5.00%	10/01/2028	485	507,038
Series 2018, Ref. RB(e)	5.00%	10/01/2038	2,445	2,468,496
Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB(e)(f)	5.25%	12/31/2033	2,000	2,151,080
Series 2019, Ref. RB(e)(f)	5.50%	12/31/2040	5,000	5,321,450
Metropolitan Transportation Authority;
Series 2012 D, Ref. RB	5.00%	11/15/2030	2,000	2,091,880
Series 2020 A-2, RB	4.00%	02/01/2022	2,500	2,539,800
Series 2020-XL0131, Ctfs. (INS - AGM)(d)(g)	4.00%	11/15/2043	10,000	11,366,500
Metropolitan Transportation Authority (Green Bonds); Series 2020, Ref. RB	5.00%	11/15/2029	4,100	4,816,967
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, RB (Acquired 02/28/2018; Cost $1,056,683)(h)	6.50%	01/01/2032	1,000	600,000
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB(b)(f)(i)	5.75%	12/31/2020	5,055	5,087,807
Series 1997 6, RB(b)(f)(i)	5.75%	12/31/2020	2,105	2,118,664
Series 2010 8, RB	6.50%	12/01/2028	40,000	40,259,601
New York City Transitional Finance Authority Building Aid Revenue; Series 2017 XF0561, Ref. Revenue Ctfs.(b)(g)	5.00%	07/15/2036	11,000	13,516,470
New York Counties Tobacco Trust II; Series 2001, RB	5.63%	06/01/2035	230	230,932
New York Counties Tobacco Trust III; Series 2003, RB	6.00%	06/01/2043	300	300,570
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	1,690	1,823,696
Series 2016 A, Ref. RB	6.00%	06/01/2043	3,935	4,377,019
New York State Environmental Facilities Corp.; Series 2020, RB(b)(f)	2.75%	09/02/2025	1,000	1,020,450
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp.;
Series 2020 A, Ref. RB(f)	5.00%	12/01/2024	$ 1,250	$ 1,429,038
Series 2020 A, Ref. RB(f)	5.00%	12/01/2025	1,200	1,404,012
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2020, Ref. RB(f)	5.25%	08/01/2031	3,500	3,821,230
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(f)	5.00%	08/01/2026	6,710	6,770,255
Series 2016, Ref. RB(f)	5.00%	08/01/2031	1,500	1,507,575
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(f)	5.00%	01/01/2023	2,000	2,125,120
Series 2018, RB(f)	5.00%	01/01/2030	2,000	2,321,300
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2018, RB(f)	5.00%	01/01/2022	925	956,006
Public Housing Capital Fund Revenue Trust I; Series 2012, RB(e)	4.50%	07/01/2022	745	755,909
Public Housing Capital Fund Revenue Trust II; Series 2012, RB(e)	4.50%	07/01/2022	228	227,562
Public Housing Capital Fund Revenue Trust III; Series 2012, RB(e)	5.00%	07/01/2022	1,268	1,268,045
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(m)	5.00%	07/01/2027	1,000	550,000
Series 2013 A, RB(m)	5.00%	07/01/2032	1,000	550,000
				124,284,472
North Dakota–0.10%
Burleigh (County of), ND (University of Mary); Series 2016, RB	4.38%	04/15/2026	1,200	1,223,784
Ohio–4.30%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	815	970,127
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	5,000	5,653,150
Cleveland (City of) & Cuyahoga (County of), OH Port Authority; Series 2010, RB	6.00%	11/15/2035	1,000	1,004,540
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2029	600	662,898
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(f)	5.38%	09/15/2027	450	450,697
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.00%	02/15/2031	2,500	2,946,475
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2040	1,500	1,602,960
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(b)(i)	8.00%	07/01/2022	3,845	4,282,061
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	615	593,549
Series 2004, RB	6.40%	02/15/2034	1,950	1,711,125
Lorain (County of), OH Port Authority (Kendal at Oberlin); Series 2013 A, Ref. RB	5.00%	11/15/2030	1,500	1,626,435
Lucas Metropolitan Housing Authority;
Series 2012, RB	5.25%	09/01/2022	205	218,136
Series 2012, RB	5.25%	09/01/2023	260	276,804
Series 2012, RB	5.25%	09/01/2024	275	292,556
Series 2012, RB	5.25%	09/01/2025	290	307,864
Series 2012, RB	5.25%	09/01/2026	305	323,184
Series 2012, RB	5.25%	09/01/2027	320	338,538
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2038	4,470	4,910,250
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2021	365	367,551
Ohio (State of);
Series 2017 XF0573, Ref. Revenue Ctfs.(g)	4.00%	01/01/2036	8,675	10,128,410
Series 2018, Ref. RB(e)	5.00%	12/01/2023	4,185	4,449,827
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(f)	5.00%	12/31/2025	340	402,016
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 D, Ref. PCR(a)(b)	4.25%	09/15/2021	1,975	1,989,812
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2019 A, Ref. PCR	3.25%	09/01/2029	2,000	2,082,660
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC);
Series 2017, RB(e)(f)	3.75%	01/15/2028	1,180	1,295,428
Series 2017, RB(e)(f)	4.25%	01/15/2038	250	274,430
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 1999 A1, RB (CEP - GNMA)(f)	5.25%	09/01/2030	$ 15	$ 15,041
Ohio (State of) Housing Finance Agency (Sanctuary at Springboro); Series 2017, RB(e)	5.13%	01/01/2032	500	501,400
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	805	806,103
Southern Ohio Port Authority (Purecycle); Series 2020 A, RB(e)(f)	6.25%	12/01/2025	3,620	3,694,065
Youngstown (City of), OH Metropolitan Housing Authority;
Series 2014, RB	3.00%	12/15/2020	190	190,099
Series 2014, RB	3.20%	06/15/2023	100	100,086
Series 2014, RB	4.00%	12/15/2024	210	210,267
				54,678,544
Oklahoma–0.42%
Comanche (County of), OK Hospital Authority;
Series 2012 A, Ref. RB	5.00%	07/01/2021	165	168,430
Series 2015, Ref. RB	5.00%	07/01/2023	1,000	1,087,610
Oklahoma (State of) Development Finance Authority (Inverness Village Community); Series 2012, Ref. RB (Acquired 12/29/2016; Cost $158,194)(a)(h)(n)	5.25%	01/01/2022	158	1,813
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017 A, RB (Acquired 03/06/2019; Cost $1,538,625)(a)(h)	5.00%	08/01/2037	1,650	643,500
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB(a)	4.75%	11/01/2023	978	4,891
Tulsa (City of), OK Municipal Airport Trust; Series 2001 B, Ref. RB(f)	5.50%	12/01/2035	2,000	2,074,960
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(f)	5.00%	06/01/2025	1,340	1,396,334
				5,377,538
Oregon–0.01%
Local Oregon Capital Assets Program; Series 2011 C, COP	4.60%	06/01/2031	125	125,205
Oregon (State of) (Elderly & Disabled Housing); Series 1993 C, Ref. GO Bonds(f)	5.65%	08/01/2026	20	20,072
				145,277
Pennsylvania–3.89%
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	3,000	2,923,980
Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB(m)	5.60%	07/01/2023	725	652,500
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2017, Ref. RB(e)	5.00%	05/01/2027	2,750	3,106,152
Allentown Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(e)	5.00%	05/01/2023	570	602,205
Series 2018, RB(e)	5.00%	05/01/2028	1,250	1,407,088
Series 2018, RB(e)	5.00%	05/01/2033	500	540,225
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2040	4,000	4,058,160
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone); Series 2018, RB(e)	4.38%	03/01/2028	275	278,545
Delaware Valley Regional Finance Authority; Series 1997 B, RB (INS - AMBAC)(d)	5.70%	07/01/2027	1,000	1,287,360
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2028	630	704,983
Series 2018, Ref. RB	5.00%	12/01/2030	910	1,005,250
Lancaster (County of), PA Hospital Authority (Moravian Manors, Inc.); Series 2019 B, Ref. RB	2.88%	12/15/2023	725	723,006
Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	11/15/2029	5,000	5,988,450
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $308,057)(h)(m)(n)	5.00%	12/31/2023	350	87,535
Series 2013, RB(m)(n)	5.00%	12/31/2023	107	26,667
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	1,500	1,534,035
Pennsylvania (Commonwealth of) Economic Development Financing Authority (CarbonLite P, LLC); Series 2019, RB(e)(f)	5.25%	06/01/2026	2,000	2,001,080
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. RB	6.40%	12/01/2038	3,250	2,765,912
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Ursinus College);
Series 2012 A, Ref. RB	5.00%	01/01/2025	$ 785	$ 804,083
Series 2019, RB(g)	4.00%	08/15/2049	7,500	8,653,050
Series 2019, RB(g)	5.00%	08/15/2049	2,500	3,118,675
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.);
Series 2019 A, RB	4.00%	06/15/2029	765	792,280
Series 2019 A, RB	5.00%	06/15/2039	920	972,753
Philadelphia (City of), PA Authority for Industrial Development (La Salle University);
Series 2017, Ref. RB	5.00%	05/01/2027	1,735	1,875,014
Series 2017, Ref. RB	5.00%	05/01/2028	1,810	1,953,479
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2031	500	522,775
Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,038,250
				49,423,492
Puerto Rico–12.51%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	5,360	5,394,143
Series 2002, RB	5.50%	05/15/2039	9,315	9,558,774
Series 2002, RB	5.63%	05/15/2043	145	145,769
Puerto Rico (Commonwealth of);
Series 2004 A, GO Bonds (INS - NATL)(d)	5.25%	07/01/2021	655	659,257
Series 2007 A, GO Bonds (INS - AGC)(d)	5.00%	07/01/2023	100	102,212
Series 2008 A, Ref. GO Bonds(a)	5.13%	07/01/2024	15,580	11,120,225
Series 2011 A, Ref. GO Bonds (INS - AGM)(d)	5.25%	07/01/2024	515	526,788
Series 2011 A, Ref. GO Bonds (INS - AGM)(d)	6.00%	07/01/2033	300	316,185
Series 2011 E, Ref. GO Bonds(a)	6.00%	07/01/2029	12,765	9,174,844
Series 2012 A, Ref. GO Bonds(a)	5.50%	07/01/2026	140	95,200
Series 2012 A, Ref. GO Bonds(a)	5.50%	07/01/2027	2,160	1,468,800
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	1,235	1,335,344
Series 2008 A, RB (INS - AGC)(d)	5.00%	07/01/2025	1,000	1,022,140
Series 2008 A, RB	6.00%	07/01/2038	500	507,500
Series 2008 A, RB	6.00%	07/01/2044	1,000	1,015,000
Series 2012 A, RB	5.00%	07/01/2021	795	811,894
Series 2012 A, RB	5.25%	07/01/2029	2,880	3,006,000
Series 2012 A, RB	5.25%	07/01/2042	5,000	5,200,000
Puerto Rico (Commonwealth of) Convention Center District Authority; Series 2006 A, RB (INS - AGC)(d)	5.00%	07/01/2027	80	81,774
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(d)	5.00%	07/01/2023	2,500	2,532,450
Series 2005 RR, RB (INS - NATL)(d)	5.00%	07/01/2022	550	554,290
Series 2005 RR, RB (INS - SGI)(d)	5.00%	07/01/2025	100	100,037
Series 2005 RR, RB (INS - AGC)(d)	5.00%	07/01/2026	155	158,433
Series 2005 SS, Ref. RB (INS - NATL)(d)	5.00%	07/01/2021	2,000	2,010,420
Series 2005 SS, Ref. RB (INS - NATL)(d)	5.00%	07/01/2023	1,000	1,012,980
Series 2007 TT, RB (INS - NATL)(d)	5.00%	07/01/2026	165	167,142
Series 2007 TT, RB(a)	5.00%	07/01/2032	1,990	1,492,500
Series 2007 TT, RB(a)	5.00%	07/01/2037	500	375,000
Series 2007 UU, Ref. RB (INS - AGM)(d)	5.00%	07/01/2023	10	10,221
Series 2007 UU, Ref. RB (INS - AGC)(d)	5.00%	07/01/2026	1,435	1,466,785
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2025	1,705	1,775,945
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2030	1,000	1,057,720
Series 2010 AAA-RSA-1, RB(a)	5.25%	07/01/2028	5,685	4,277,962
Series 2010 CCC, RB(a)	5.25%	07/01/2026	6,565	4,940,162
Series 2010 DDD, Ref. RB (INS - AGM)(d)	5.00%	07/01/2023	40	40,885
Series 2010 XX, RB(a)	5.25%	07/02/2040	1,875	1,410,937
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2010 XX-RSA-1, RB(a)	5.25%	07/01/2027	$ 250	$ 188,125
Series 2010 ZZ-RSA-1, Ref. RB(a)	5.25%	07/01/2025	1,180	887,950
Series 2016 E-1, RB(a)	10.00%	01/01/2021	899	708,431
Series 2016 E-2, RB(a)	10.00%	07/01/2021	900	708,431
Series 2016 E-2, RB(a)	10.00%	01/01/2022	300	236,143
Series 2016 E-4, RB(a)	10.00%	07/01/2022	1,589	1,251,564
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 E, RB (INS - AGM)(d)	5.50%	07/01/2023	530	582,216
Series 2003, RB (INS - FGIC)(d)(m)	5.75%	07/01/2021	530	429,963
Series 2004 J, RB (INS - NATL)(d)	5.00%	07/01/2029	475	481,165
Series 2005 BB, Ref. RB (INS - AGM)(d)	5.25%	07/01/2022	230	243,342
Series 2007 CC, Ref. RB (INS - NATL)(d)	5.50%	07/01/2029	15	16,106
Series 2007 N, Ref. RB(a)	5.50%	07/01/2021	1,045	441,513
Puerto Rico (Commonwealth of) Industrial Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(f)	6.63%	06/01/2026	7,310	7,565,850
Series 2012, Ref. RB	5.00%	10/01/2021	450	460,976
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB(a)	6.25%	10/01/2024	2,465	992,162
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(d)	5.25%	08/01/2021	265	271,710
Series 2002 A, RB (INS - AGM)(d)	5.00%	08/01/2027	1,605	1,640,583
Series 2005 A, RB (INS - AGM)(d)	5.00%	08/01/2022	50	51,106
Series 2005 A, RB (INS - AGM)(d)	5.00%	08/01/2030	305	311,768
Series 2005 B, Ref. RB (INS - AGC)(d)	5.25%	07/01/2021	30	30,672
Series 2005 C, Ref. RB (INS - AGC)(d)	5.25%	08/01/2022	40	42,440
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2002 D, Ref. RB(a)	5.25%	07/01/2027	760	616,550
Series 2002 F, Ref. RB (INS - AGC)(d)	5.25%	07/01/2025	50	57,354
Series 2007 M-2, Ref. RB (INS - AMBAC)(d)	10.00%	07/01/2035	190	201,584
Series 2007 M-3, Ref. RB (INS - NATL)(d)	6.00%	07/01/2024	500	514,260
Series 2007 N, RB(a)	5.00%	07/01/2037	2,125	1,715,937
Series 2009 P, Ref. RB(a)	6.13%	07/01/2023	500	414,375
Series 2009 P, Ref. RB(a)	6.25%	07/01/2026	2,905	2,407,519
Series 2011 S, RB(a)	5.50%	07/01/2023	135	107,831
Series 2011 S, RB(a)	5.88%	07/01/2039	1,245	996,000
Puerto Rico Public Finance Corp.;
Series 2011 A, RB(a)	6.50%	08/01/2028	37,400	452,540
Series 2011 B, RB(a)	6.00%	08/01/2024	10,675	129,168
Series 2011 B, RB(a)	6.00%	08/01/2025	17,475	211,448
Series 2011 B, RB(a)	6.00%	08/01/2026	6,495	78,590
Series 2011 B, RB(a)	5.50%	08/01/2031	54,770	662,717
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2024	539	504,256
Series 2018 A-1, RB(j)	0.00%	07/01/2027	1,027	900,987
Series 2018 A-1, RB(j)	0.00%	07/01/2029	1,003	835,800
Series 2018 A-1, RB(j)	0.00%	07/01/2031	4,146	3,170,488
Series 2018 A-1, RB(j)	0.00%	07/01/2033	6,719	4,743,076
Series 2018 A-1, RB	4.50%	07/01/2034	7,162	7,678,595
Series 2018 A-1, RB	4.55%	07/01/2040	538	582,993
Series 2018 A-1, RB(j)	0.00%	07/01/2046	13,831	4,151,513
Series 2018 A-1, RB(j)	0.00%	07/01/2051	11,268	2,444,818
Series 2018 A-1, RB	4.75%	07/01/2053	3,953	4,294,658
Series 2018 A-1, RB	5.00%	07/01/2058	9,996	11,025,288
Series 2019 A-2, RB	4.33%	07/01/2040	5,475	5,852,556
Series 2019 A-2, RB	4.54%	07/01/2053	163	174,783
Series 2019 A-2, RB	4.78%	07/01/2058	2,196	2,390,653
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2023	$ 2,535	$ 2,509,650
Series 2006 Q, RB	5.00%	06/01/2022	1,790	1,781,050
Series 2006 Q, RB	5.00%	06/01/2025	5,000	4,900,000
				158,974,971
Rhode Island–0.07%
Pawtucket (City of), RI Housing Authority; Series 2010, RB	5.50%	09/01/2028	195	201,554
Providence (City of), RI Public Building Authority; Series 2001 A, RB (INS - NATL)(d)	5.38%	12/15/2021	30	30,114
Rhode Island Housing & Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	80	80,328
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2026	500	582,405
				894,401
South Carolina–0.51%
South Carolina (State of) Jobs-Economic Development Authority; Series 2018, Ref. RB	5.00%	04/01/2038	2,500	2,679,500
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2027	1,655	1,809,064
South Carolina (State of) Jobs-Economic Development Authority (South Carolina SAVES Green Community Program - AAC East LLC) (Green Bonds); Series 2019, RB(e)	7.00%	05/01/2026	2,000	1,987,040
				6,475,604
Tennessee–0.77%
Bristol (City of), TN Industrial Development Board (Pinnacle);
Series 2016 B, RB(e)(j)	0.00%	12/01/2020	750	750,000
Series 2016 B, RB(e)(j)	0.00%	12/01/2021	250	239,615
Series 2016, RB	4.25%	06/01/2021	395	395,845
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland); Series 2017 A, Ref. RB	5.50%	07/01/2037	350	313,471
Metropolitan Development and Housing Agency (Fifth + Broadway Development);
Series 2018, RB(e)	4.50%	06/01/2028	1,295	1,364,373
Series 2018, RB(e)	5.13%	06/01/2036	1,000	1,065,690
Nashville (City of) & Davidson (County of), TN Health and Educational Facilities Board of Metropolitan Government (Trousdale Foundation Properties); Series 2018 A, RB(e)	5.25%	04/01/2028	2,000	905,820
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2016 A, Ref. RB(e)	5.00%	09/01/2024	1,000	1,000,600
Series 2016 A, Ref. RB(e)	5.00%	09/01/2031	3,000	2,895,750
Series 2016 A, Ref. RB(e)	5.00%	09/01/2037	1,000	914,920
				9,846,084
Texas–5.96%
Argyle (Town of), TX; Series 2017, RB	4.25%	09/01/2027	420	453,184
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	5.00%	06/15/2036	700	705,999
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	4.55%	08/15/2028	605	643,496
Arlington Higher Education Finance Corp. (Winfree Academy Charter School);
Series 2019, RB	5.50%	08/15/2023	305	306,199
Series 2019, Ref. RB	5.15%	08/15/2029	970	1,053,983
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,000	2,315,480
Dallas (City of), TX; Series 2015, GO Bonds	5.00%	02/15/2030	1,075	1,259,061
Edinburg Economic Development Corp.; Series 2019, RB(e)	4.00%	08/15/2029	585	589,908
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers; Series 2015, Ref. RB	5.00%	12/01/2021	450	465,484
Gulf Coast Industrial Development Authority; Series 1998, RB(f)	8.00%	04/01/2028	340	340,265
Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	2,000	2,150,840
Harris County Health Facilities Development Corp. (St. Luke’s Episcopal Hospital); Series 1991, RB(i)	6.75%	02/15/2021	2,795	2,928,769
Houston (City of), TX;
Series 2002 A, RB (INS - AGM)(d)(f)	5.13%	07/01/2032	5	5,033
Series 2002 B, RB (INS - AGM)(d)	5.00%	07/01/2032	50	50,342
Houston (City of), TX (United Airlines, Inc.); Series 2018, RB(f)	5.00%	07/15/2028	1,750	1,923,267
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(f)	4.75%	07/01/2024	4,885	5,051,432
Series 2020 A, RB(f)	5.00%	07/01/2027	2,325	2,543,550
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB(i)	5.88%	05/15/2021	$ 135	$ 138,491
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. RB (Acquired 05/08/2018-12/17/2018; Cost $647,956)(h)	5.00%	02/15/2035	650	576,985
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(f)	4.63%	10/01/2031	7,500	7,965,450
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2024	1,650	1,738,539
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	235	231,795
Series 2016, Ref. RB	5.00%	07/01/2036	2,750	2,777,885
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy); Series 2020 A, RB(e)	4.00%	08/15/2030	5,000	5,190,900
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2017 A, RB(e)	3.63%	08/15/2022	525	528,454
Series 2017 S, RB(e)	4.25%	08/15/2027	610	615,197
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.38%	11/15/2036	1,165	1,049,910
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2019, Ref. RB	5.00%	01/01/2039	500	516,075
Newark High Education Finance Corp. (Austin Achieve Public Schools, Inc.);
Series 2018, RB	4.25%	06/15/2028	335	340,883
Series 2018, RB	5.00%	06/15/2033	300	307,575
Series 2018, RB	5.00%	06/15/2038	250	255,408
Port Beaumont Navigation District (Jefferson Gulf Coast); Series 2020, Ref. RB(e)(f)	3.63%	01/01/2035	3,000	3,016,350
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB	6.75%	11/15/2024	180	187,231
Series 2014 A, RB	7.50%	11/15/2034	100	104,385
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	4.90%	09/15/2024	260	266,843
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	1,400	1,492,890
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana); Series 2017, RB	6.00%	11/15/2027	3,250	3,502,395
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB	6.00%	02/15/2031	1,000	800,990
Series 2017, RB	6.38%	02/15/2041	3,000	2,414,520
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020 B-2, Ref. RB	3.00%	11/15/2026	1,000	1,005,520
Series 2020, Ref. RB	4.00%	11/15/2027	1,000	1,007,280
Series 2020, Ref. RB	6.25%	11/15/2031	1,000	1,054,640
Temple (City of), TX; Series 2018 A, RB(e)	5.00%	08/01/2028	4,520	5,101,272
Texas (State of) Department of Housing & Community Affairs (Skyway Villas Apartments); Series 2001 A, RB (INS - AMBAC)(d)(f)	5.45%	12/01/2022	415	415,822
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	8,360	9,810,125
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.00%	08/15/2027	500	508,075
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(d)	5.38%	11/15/2024	50	51,150
				75,759,327
Utah–0.78%
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB	4.25%	08/01/2035	1,645	1,703,661
Series 2020 A, RB	4.50%	08/01/2040	1,205	1,247,428
Salt Lake City Corp Airport Revenue; Series 2017 A, RB(f)(g)	5.00%	07/01/2036	3,000	3,605,430
Utah (State of) Charter School Finance Authority (Freedom Academy Foundation (The)); Series 2017, Ref. RB(e)	4.50%	06/15/2027	200	219,926
Utah (State of) Charter School Finance Authority (Merit College Preparatory Academy);
Series 2019 A, RB(e)	4.50%	06/15/2029	500	507,830
Series 2019 A, RB(e)	5.00%	06/15/2034	1,270	1,299,273
Utah (State of) Charter School Finance Authority (Renaissance Academy);
Series 2020, Ref. RB(e)	3.50%	06/15/2025	345	352,114
Series 2020, Ref. RB(e)	4.00%	06/15/2030	520	544,362
Series 2020, Ref. RB(e)	5.00%	06/15/2040	350	381,119
				9,861,143
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Vermont–0.33%
Vermont (State of) Educational & Health Buildings Financing Agency (St. Michael’s College);
Series 2012, Ref. RB	5.00%	10/01/2021	$ 2,020	$ 2,075,550
Series 2012, Ref. RB	5.00%	10/01/2022	1,025	1,068,481
Series 2012, Ref. RB	5.00%	10/01/2023	1,000	1,041,860
				4,185,891
Virgin Islands–0.73%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(f)	5.00%	09/01/2022	1,320	1,316,687
Series 2014 A, Ref. RB(f)	5.00%	09/01/2023	1,000	994,150
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 A-1, RB	5.00%	10/01/2029	1,500	1,500,075
Series 2010 A, RB	5.00%	10/01/2029	1,870	1,870,093
Series 2010 B, RB	5.00%	10/01/2025	2,750	2,715,845
Series 2012 A, RB	5.00%	10/01/2032	405	404,996
Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2010 B, Ref. RB	4.00%	07/01/2021	520	514,431
				9,316,277
Virginia–0.59%
Hanover (County of), VA Economic Development Authority (Covenant Woods); Series 2018, Ref. RB	5.00%	07/01/2038	250	258,480
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.00%	01/01/2034	1,000	1,065,540
Series 2019 B, RB	4.00%	01/01/2025	3,200	3,200,512
Peninsula Town Center Community Development Authority;
Series 2018, RB(e)	4.00%	09/01/2023	410	413,333
Series 2018, Ref. RB(e)	4.50%	09/01/2028	1,450	1,510,161
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB	4.30%	09/01/2030	770	750,126
Virginia (Commonwealth of) Small Business Financing Authority; Series 2018, RB(b)(e)(f)	5.00%	07/01/2038	310	319,592
				7,517,744
Washington–0.41%
Kalispel Tribe of Indians;
Series 2018 A, RB(e)	5.00%	01/01/2032	400	453,136
Series 2018 B, RB(e)	5.00%	01/01/2032	100	113,284
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	150	150,163
King (County of), WA Housing Authority (Rural Preservation); Series 1997, RB(f)	5.75%	01/01/2028	10	10,014
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(e)	4.00%	07/01/2026	635	649,726
Washington (State of) Housing Finance Commission (Hearthstone (The)); Series 2018 B, Ref. RB(e)	3.13%	07/01/2023	305	302,197
Washington (State of) Housing Finance Commission (Judson Park);
Series 2018, Ref. RB(e)	3.70%	07/01/2023	285	289,751
Series 2018, Ref. RB(e)	5.00%	07/01/2038	385	413,086
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(e)	5.00%	01/01/2036	1,755	1,845,944
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(e)	4.50%	07/01/2028	965	1,000,087
				5,227,388
West Virginia–0.55%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2008 A, Ref. RB	6.50%	06/01/2023	390	380,234
Monongalia (County of), WV Building Commission (Monongalia Health System Obligated Group);
Series 2015, Ref. RB	5.00%	07/01/2025	360	406,174
Series 2015, Ref. RB	5.00%	07/01/2026	460	518,880
Series 2015, Ref. RB	5.00%	07/01/2027	560	628,667
Series 2015, Ref. RB	4.00%	07/01/2035	190	199,118
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	4.50%	06/01/2027	3,415	3,556,996
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(e)(f)	6.75%	02/01/2026	1,000	966,990
Series 2018, RB(e)(f)	8.75%	02/01/2036	320	324,560
				6,981,619
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–3.62%
Lomira (Village of), WI Community Development Authority;
Series 2018 B, Ref. RB	3.65%	10/01/2028	$ 705	$ 743,655
Series 2018 B, Ref. RB	3.75%	10/01/2029	175	184,350
Public Finance Authority; Series 2020 A, RB(e)	4.00%	03/01/2030	1,810	1,856,300
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(e)	6.25%	08/01/2027	2,250	1,951,650
Series 2017, RB(e)	6.75%	08/01/2031	500	412,470
Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	427,787
Public Finance Authority (Coral Academy of Science Reno);
Series 2019, Ref. RB(e)	5.00%	06/01/2029	375	410,400
Series 2019, Ref. RB(e)	5.00%	06/01/2039	1,415	1,489,471
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(e)	4.38%	06/15/2029	2,000	2,115,220
Public Finance Authority (North Carolina Leadership Academy); Series 2019 B, RB(e)	5.75%	06/15/2021	20	20,025
Public Finance Authority (WhiteStone); Series 2017, Ref. RB(e)	4.00%	03/01/2027	1,495	1,553,589
Public Finance Authority (Wingate University);
Series 2018 A, Ref. RB	5.25%	10/01/2029	1,825	2,052,048
Series 2018 A, Ref. RB	5.25%	10/01/2030	1,925	2,151,726
Series 2018 A, Ref. RB	5.25%	10/01/2031	1,030	1,146,297
Series 2018 A, Ref. RB	5.25%	10/01/2032	720	797,450
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	3.50%	08/01/2022	1,090	1,074,555
Series 2017, Ref. RB	5.00%	08/01/2027	500	507,320
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2017, Ref. RB	5.00%	06/01/2028	1,205	1,319,571
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2028	935	1,017,037
Series 2019, Ref. RB	5.00%	11/01/2030	1,035	1,115,958
Wisconsin (State of) Health & Educational Facilities Authority (Clement Manor, Inc.); Series 2019, Ref. RB	4.25%	08/01/2034	1,000	880,950
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB(e)	6.25%	10/01/2031	2,000	2,281,780
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(e)	5.00%	06/01/2025	650	705,452
Series 2016 A, RB(e)	5.00%	06/01/2026	1,005	1,098,174
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB(e)	5.75%	11/01/2024	1,500	1,546,665
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2039	4,310	4,436,111
Series 2020, RB(e)	7.00%	02/01/2025	470	470,541
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 B, Ref. RB(e)(f)	6.00%	06/01/2022	2,290	2,310,152
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy);
Series 2019, RB(e)	4.00%	06/15/2029	680	702,855
Series 2019, RB(e)	5.00%	06/15/2039	440	464,332
Series 2019, RB(e)	5.00%	06/15/2049	540	563,301
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	5,780	6,355,110
Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, RB(e)	4.00%	12/01/2021	1,320	1,330,283
Series 2016, RB(e)	5.00%	12/01/2031	500	517,740
				46,010,325
Total Municipal Obligations (Cost $1,416,676,121)					1,314,575,353
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Shares	Value
Common Stocks & Other Equity Interests–0.01%
Quebec–0.01%
Resolute Forest Products, Inc. (Cost $80,903)(o)	6,757	$ 37,028
TOTAL INVESTMENTS IN SECURITIES(p)–103.44% (Cost $1,416,757,024)		1,314,612,381
FLOATING RATE NOTE OBLIGATIONS–(4.85)%
Notes with interest and fee rates ranging from 0.64% to 0.88% at 11/30/2020 and contractual maturities of collateral ranging from 09/01/2022 to 08/15/2049(q)		(61,660,000)
OTHER ASSETS LESS LIABILITIES–1.41%		17,997,512
NET ASSETS –100.00%		$1,270,949,893
Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $53,836,480, which represented 4.24% of the Fund’s Net Assets.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $233,984,619, which represented 18.41% of the Fund’s Net Assets.
(f)	Security subject to the alternative minimum tax.
(g)	Underlying security related to TOB Trusts entered into by the Fund.
(h)	Restricted security. The aggregate value of these securities at period end was $6,674,993, which represented less than 1% of the Fund’s Net Assets.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Zero coupon bond issued at a discount.
(k)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $14,930,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Security valued using significant unobservable inputs (Level 3). See Note .
(o)	Non-income producing security.
(p)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2020. At November 30, 2020, the Fund’s investments with a value of $97,889,254 are held by TOB Trusts and serve as collateral for the $61,660,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	145	March-2021	$(20,034,922)	$(37,690)	$(37,690)

(a)	Futures contracts collateralized by $275,000 cash held with Goldman Sachs & Co., the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,314,459,338	$116,015	$1,314,575,353
Common Stocks & Other Equity Interests	37,028	—	—	37,028
Total Investments in Securities	37,028	1,314,459,338	116,015	1,314,612,381
Other Investments - Assets*
Investments Matured	—	10,623,417	532,995	11,156,412
Other Investments - Liabilities*
Futures Contracts	(37,690)	—	—	(37,690)
Total Investments	$(662)	$1,325,082,755	$649,010	$1,325,731,103

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Short Duration High Yield Municipal Fund